Employee Benefits - Summary of Changes in Unrecognized Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of changes in unrecognized assets of defined benefit plans [Abstract]
Irrecoverable surplus impact at 1 January	$ (168)	$ (137)	$ (171)
Interest expense	(17)	(17)	(15)
Changes excluding amounts included in interest expense	74	(14)	49
Irrecoverable surplus impact at 31 December	$ (111)	$ (168)	$ (137)